Suppliers - Vasta Platform (Successor) (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Suppliers
Local suppliers		R$ 128,639	R$ 98,824
Related parties		20,985	1,219
Copyright		19,317	28,685
Reverse factoring	[1]	110,513	94,930
Suppliers		R$ 279,454	223,658
Vasta Platform (Successor)
Suppliers
Local suppliers			98,824	R$ 75,251
International suppliers				2,388
Related parties			1,219	446
Copyright			28,685	22,387
Reverse factoring			94,930	113,002
Other				16,055
Suppliers			R$ 223,658	R$ 229,529

[1]	Some of the Company’s domestic suppliers sell their products with extended payment terms and may subsequently transfer their receivables due by the Company to financial institutions without right of recourse, in a transaction characterized as “Reverse Factoring”. The Company charged interest over the payment term at a rate that is commensurate with its own credit risk.